Statutory Reserves	12 Months Ended
Dec. 31, 2010
Statutory Reserves [Abstract]
STATUTORY RESERVES
24.	STATUTORY RESERVES

In accordance with the Regulations on Enterprises with Foreign Investment of China and the articles of association, Zhengtu Information, being a foreign invested enterprise established in the PRC, is required to provide for certain non-distributable reserves, namely general reserve fund, enterprise expansion fund and staff welfare and bonus fund, all of which are appropriated from after-tax profit as reported in its PRC statutory financial statements. Zhengtu Information is required to allocate at least 10% of their after-tax profits to the general reserve fund until such fund has reached 50% of its registered capital. Appropriations to the enterprise expansion fund and staff welfare and bonus fund are at the discretion of the board of directors of Zhengtu Information. Appropriation to the staff welfare and bonus fund, if any is charged to general and administrative expenses. There have not been any appropriations to the enterprise expansion fund and staff welfare and bonus fund made for the any of the periods stated herein.

In accordance with the PRC Company Laws, Zhengtu Network, being a domestic company, must make appropriations from its after-tax profits as reported in its PRC statutory financial statements to non-distributable reserve funds, namely statutory surplus fund, statutory public welfare fund and discretionary surplus fund. Zhengtu Network is required to allocate at least 10% of its after-tax profits to the statutory surplus fund until such fund has reached 50% of its registered capital. Appropriation to the statutory public welfare fund is 5% to 10% of their after-tax profits as reported in the PRC statutory financial statements.

General reserve fund and statutory surplus fund are restricted to set-off against losses, expansion of production and operation and increasing registered capital of the respective company. Staff welfare and bonus fund and statutory public welfare fund are restricted to the capital expenditures for the collective welfare of employees. Enterprise expansion fund is restricted to expansion of production and operation and increasing registered capital of the respective company. The reserves are not allowed to be transferred to the Company in terms of cash dividends, loans or advances, neither are they allowed for distribution except under liquidation.

As of 2009 and 2010, Giant Network and Zhengtu Information have appropriated RMB22,349,227 and RMB21,541,046 (US$3,155,781) to statutory surplus fund and general reserve fund, respectively.